Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note L - Employee Benefits

    The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $218, $210 and $196 for 2011, 2010 and 2009.

    Ohio Valley maintains an Employee Stock Ownership Plan (ESOP) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 255,381 and 240,703 at December 31, 2011 and 2010. In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	2011	2010	2009

Number of shares issued	26,500	16,407	1,000

Fair value of stock contributed	$497	$315	$22

Cash contributed	65	105	371

Total expense	$562	$420	$393

    Life insurance contracts with a cash surrender value of $21,207 and annuity assets of $1,890 at December 31, 2011 have been purchased by the Company, the owner of the policies. The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers. Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant's desired term, upon termination of service. Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service. The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors. The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $4,480 and $4,314 at December 31, 2011 and 2010. Expenses related to the plans for each of the last three years amounted to $318, $317 and $321. In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled $1,580 at December 31, 2011 and $1,351 at December 31, 2010.